Critical accounting estimates and judgements (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Development costs	€ 43.7	€ 33.3	€ 53.1
Capitalised development expenditure
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 17.1	€ 16.7	€ 24.7
Offices
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	5 years
Refund points
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	5 years
Cars
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	3 years
IT contracts
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	5 years
Others
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	3 years